CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Dividend paid to non-controlling interest	4,123